Insurance Contract Liabilities and Reinsurance Assets - Summary of Gross Claims and Benefits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ 33,320	$ 31,110
Death, disability and other claims [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	19,404	18,583
Maturity and surrender benefits [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	10,662	8,728
Annuity payments [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	3,242	3,276
Policyholder dividends and experience rating refunds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	1,279	1,255
Net transfers from segregated funds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ (1,267)	$ (732)